Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of subsidiaries [abstract]
Schedule of Group's Significant Subsidiaries
Presented hereunder is a list of the Group’s significant subsidiaries:

		The Group’s ownership interest in
		the subsidiary for the year ended December 31
	Principal location of the subsidiary's activity	2018	2019
Name of subsidiary
Cellcom Fixed Line Communication L.P.	Israel	100%	100%
Dynamica Cellular Ltd.	Israel	100%	100%